Commitments and Contingent Liabilities - Summary of Long-term Operating Lease Commitments (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Long term operating lease commitments [Line Items]
Long-term operating lease commitments	€ 2,464	€ 2,454
Land and buildings [Member]
Long term operating lease commitments [Line Items]
Long-term operating lease commitments	1,803	1,885
Plant and machinery [Member]
Long term operating lease commitments [Line Items]
Long-term operating lease commitments	€ 661	€ 569